CAPITAL STOCK (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2014	5,493,200	$2.03
Granted	1,341,500	0.66
Expired	(1,406,200)	2.12
Balance as at December 31, 2015	5,428,500	1.67
Granted	1,277,500	1.30
Exercised	(165,000)	0.77
Expired	(1,729,500)	2.66
Balance as at December 31, 2016	4,811,500	1.24
Granted	1,472,500	1.20
Exercised	(75,000)	1.14
Expired	(961,500)	1.97
Balance as at December 31, 2017	5,247,500	1.10

Number of options exercisable as at December 31, 2017	5,235,000	$1.10

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
April 25, 2014	1,290,500	1,290,500	1.20	April 25, 2019
June 26, 2014	17,500	17,500	0.88	June 26, 2019
December 22, 2014	60,000	60,000	0.87	December 22, 2019
June 8, 2015	1,167,500	1,167,500	0.66	June 8, 2020
October 18, 2016	1,239,500	1,239,500	1.30	October 18, 2021
August 28, 2017*	1,472,500	1,460,000	1.20	August 28, 2022

Total	5,247,500	5,235,000

Disclosure of detailed information about restricted share units [Table Text Block]
Expiry Date	December 31, 2016	Granted	Vested	Expired/Cancelled	December 31, 2017
December 31, 2019	-	312,500	-	-	312,500

Disclosure of share-based payment arrangements [Table Text Block]
	General and
	Administrative	Exploration
Year ended December 31, 2017	Expenses	Expenditures	Total
Shares issued for services	$85,500	$272,990	$358,490
Commitment to issue shares	-	23,825	23,825
RSU's vested	27,575	-	27,575
Fair value of stock options granted	562,979	442,770	1,005,749
	$676,054	$739,585	$1,415,639

	General and
	Administrative	Exploration
Year ended December 31, 2016	Expenses	Expenditures	Total
Commitment to issue shares	$27,462	$-	$27,462
Fair value of stock options granted	440,477	502,857	943,334
	$467,939	$502,857	$970,796

	General and
	Administrative	Exploration
Year ended December 31, 2015	Expenses	Expenditures	Total
Commitment to issue shares	$100,233	$(34,144)	$66,089
Fair value of stock options granted	369,883	106,541	476,424
	$100,233	$(34,144)	$542,513

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Risk free interest rate	1.53%	0.73%	1.02%
Expected life (years)	5	5	5
Expected volatility	70.81%	69.80%	62.33%
Dividend yield	-	-	-

Disclosure of detailed information about warrants, activity [Table Text Block]
		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2014	9,175,533	$4.56
Expired	(9,175,533)	4.56
Balance as at December 31, 2015 and 2016	-	-
Issued	2,623,306	2.00
Balance as at December 31, 2017	2,623,306	$2.00

Disclosure of detailed information about warrants outstanding [Table Text Block]
	Number of Warrants	Exercise Price	Expiry Date
Private placement, April 12, 2017	2,500,004	$2.00	April 12, 2019
Finders warrants, April 12, 2017	123,302	$2.00	April 12, 2019
Total	2,623,306